UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8061

Diamond Hill Funds
(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio	43215
(Address of principal executive offices)	(Zip code)

James F. Laird, Jr., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(614) 255-3341

Date of fiscal year end:	12/31

Date of reporting period:	09/30/08

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Diamond Hill Small Cap Fund
Schedule of Investments
September 30, 2008 (Unaudited)
		Market
	Shares	Value
Preferred Stock — 0.9%
Financial — 0.9%
Mid-America Apartment Communities, Inc. - REIT ◊	78,234	$3,844,419

Common Stocks — 79.9%
Consumer Discretionary — 14.4%
Aaron Rents, Inc.◊	180,745	4,892,767
Acco Brands Corp.*◊	478,120	3,605,025
American Greetings Corp.◊	371,500	5,680,235
Belo Corp.◊	231,000	1,376,760
Callaway Golf Co.	544,840	7,665,899
Charming Shoppes, Inc.* ◊	721,690	3,529,064
Hanesbrands, Inc.*	280,090	6,091,958
K-Swiss, Inc.◊	357,100	6,213,540
Penske Automotive Group, Inc.◊	315,000	3,613,050
Steiner Leisure Ltd.*◊	460,310	15,825,457
		58,493,755

Consumer Staples — 2.4%
Del Monte Foods Co.	590,160	4,603,249
Flowers Foods, Inc.◊	63,145	1,853,937
Lance, Inc.◊	140,457	3,186,969
		9,644,155

Energy — 16.2%
Berry Petroleum Co.◊	179,460	6,950,486
Cimarex Energy Co.◊	307,530	15,041,291
Encore Acquisition Co.*	375,108	15,672,011
Helmerich & Payne, Inc.	71,450	3,085,926
Hornbeck Offshore Services, Inc.*◊	166,650	6,436,023
Lufkin Industries, Inc.	62,750	4,979,213
Southwestern Energy Co.*	168,230	5,137,744
Whiting Petroleum Corp.*	120,045	8,554,407
		65,857,101

Financial — 14.0%
1st Source Corp.◊	98,282	2,309,627
Assured Guaranty Ltd.◊	251,920	4,096,219
Banner Corp.◊	232,722	2,794,991
City National Corp.◊	92,380	5,016,234
First State Bancorp ◊	702,150	3,749,481
Hanmi Financial Corp.◊	543,520	2,744,776
Hanover Insurance Group	110,810	5,044,071
Huntington Bancshares, Inc.◊	860,720	6,877,153
Imperial Capital Bancorp, Inc.◊	261,652	2,268,523
iStar Financial, Inc.◊	497,345	1,293,097
Old Republic International Corp.	517,500	6,598,125
Taylor Capital Group, Inc.◊	265,320	3,181,187
UCBH Holdings, Inc.◊	823,810	5,280,622
United Fire & Casualty Co.◊	188,993	5,403,310
		56,657,416

Health Care — 4.6%
Analogic Corp.	81,175	4,039,268
Chattem, Inc.◊	57,990	4,533,658
LifePoint Hospitals, Inc.*◊	154,660	4,970,773
Res-Care, Inc.*	271,700	4,928,638
		18,472,337

Industrial — 16.2%
AirTran Holdings, Inc.*◊	1,200,000	2,916,000
Apogee Enterprises, Inc.◊	499,250	7,503,728
BE Aerospace, Inc.*	352,690	5,583,083
Brink's Co., The	100,460	6,130,069
Gehl Co.*◊	235,912	6,942,890
Kaydon Corp.◊	161,270	7,266,826
KHD Humboldt Wedag International Ltd.*	259,223	4,971,897
Lincoln Electric Holdings, Inc.	102,100	6,566,051
Toro Co., The ◊	313,670	12,954,571
Trinity Industries, Inc.◊	186,580	4,800,703
		65,635,818

Information Technology — 5.9%
Alliance Data Systems Corp.*◊	55,090	3,491,604
CSG Systems International, Inc.*	255,272	4,474,918
GSI Commerce, Inc.*◊	158,766	2,457,698
Orbitz Worldwide, Inc.*◊	739,940	4,343,448
Verigy Ltd.*	563,560	9,174,757
		23,942,425

Materials — 0.9%
Century Aluminum Co.*◊	132,090	3,657,572

Real Estate Investment Trust — 1.1%
LaSalle Hotel Properties - REIT ◊	194,720	4,540,870

Utilities — 4.2%
Cleco Corp.◊	198,800	5,019,700
UGI Corp.	243,200	6,269,696
WGL Holdings, Inc.◊	175,460	5,693,677
		16,983,073
Total Common Stocks		$323,884,522

Registered Investment Companies — 41.6%
J.P. Morgan 100% U.S. Treasury Securities Money Market Fund	68,138,082	$68,138,082
J.P. Morgan Prime Money Market Fund ††	88,878,180	88,878,180
J.P. Morgan U.S. Government Money Market Fund	11,938,247	11,938,247
Total Registered Investment Companies		$168,954,509

Total Investment Securities — 122.4%		$496,683,450
(Cost $533,575,945)**

Liabilities In Excess Of Other Assets — (22.4%)		(90,861,744)

Net Assets — 100.0%		$405,821,706

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of September 30, 2008 was $86,648,006.
††	The entire security represents collateral for securities loaned as of September 30, 2008.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
September 30, 2008 (Unaudited)

		Market
	Shares	Value
Preferred Stock — 0.6%
Financial — 0.6%
Mid-America Apartment Communities, Inc. - REIT ◊	3,300	$162,162

Common Stocks — 77.0%
Consumer Discretionary — 14.2%
Aaron Rents, Inc.	2,270	61,449
Acco Brands Corp.*◊	29,800	224,692
American Greetings Corp.◊	14,400	220,176
Belo Corp.◊	22,300	132,908
Black & Decker Corp., The	7,900	479,925
Callaway Golf Co.◊	38,100	536,067
Charming Shoppes, Inc.*◊	62,000	303,180
Fortune Brands, Inc.	4,600	263,856
Hanesbrands, Inc.*	17,700	384,975
K-Swiss, Inc.◊	25,110	436,914
Penske Automotive Group, Inc.◊	23,500	269,545
Steiner Leisure Ltd.*◊	19,400	666,972
		3,980,659

Consumer Staples — 2.7%
ConAgra Foods, Inc.	14,200	276,332
Del Monte Foods Co.	39,000	304,200
Lance, Inc.◊	8,200	186,058
		766,590

Energy — 17.0%
Berry Petroleum Co.◊	10,200	395,046
Cimarex Energy Co.◊	21,700	1,061,347
Encore Acquisition Co.*	24,500	1,023,610
Helmerich & Payne, Inc.	8,000	345,520
Hornbeck Offshore Services, Inc.*◊	7,232	279,300
Noble Energy, Inc.	11,400	633,726
Southwestern Energy Co.*	12,000	366,480
Whiting Petroleum Corp.*	8,800	627,088
		4,732,117

Financial — 13.3%
Assurant, Inc.	9,100	500,500
Assured Guaranty Ltd.	17,000	276,420
City National Corp.	6,700	363,810
Comerica, Inc.◊	3,995	130,996
Hanover Insurance Group	6,000	273,120
Huntington Bancshares, Inc.◊	67,220	537,087
iStar Financial, Inc.◊	46,300	120,380
Old Republic International Corp.	20,000	255,000
Synovus Financial Corp.◊	35,934	371,917
UCBH Holdings, Inc.◊	49,750	318,898
United Fire & Casualty Co.◊	10,750	307,343
XL Capital Ltd. - Class A	14,500	260,130
		3,715,601

Health Care — 1.0%
Analogic Corp.	5,500	273,680

Industrial — 17.0%
AirTran Holdings, Inc.*◊	135,800	329,994
Avery Dennison Corp.	7,100	315,808
BE Aerospace, Inc. *	20,000	316,600
Brink's Co., The	6,000	366,120
Dover Corp.	19,200	778,560
Fluor Corp.	9,800	545,860
Lincoln Electric Holdings, Inc.	4,300	276,533
Pentair, Inc.	6,400	221,248
Southwest Airlines Co.	17,452	253,229
Toro Co., The ◊	21,800	900,339
Trinity Industries, Inc.◊	16,400	421,972
U.S. Airways Group, Inc.*◊	1,000	6,030
		4,732,293

Information Technology — 5.4%
Alliance Data Systems Corp.*◊	4,100	259,858
GSI Commerce, Inc.*◊	9,000	139,320
KLA-Tencor Corp.	8,700	275,355
Orbitz Worldwide, Inc.*◊	33,000	193,710
Verigy Ltd.*	39,400	641,432
		1,509,675

Materials — 2.5%
Century Aluminum Co.*◊	9,500	263,055
Domtar Corp.*	96,700	444,820
		707,875

Utilities — 3.9%
Energen Corp.	11,650	527,512
UGI Corp.	11,000	283,580
WGL Holdings, Inc.◊	9,000	292,050
		1,103,142
Total Common Stocks		$21,521,632

Registered Investment Companies — 41.8%
J.P. Morgan 100% U.S. Treasury Securities Money Market Fund	4,363,304	$4,363,304
J.P. Morgan Prime Money Market Fund ††	6,182,964	6,182,964
J.P. Morgan U.S. Government Money Market Fund	1,126,801	1,126,801
Total Registered Investment Companies		$11,673,069

Total Investment Securities — 119.4%		$33,356,863
(Cost $35,276,948)

Liabilities In Excess Of Other Assets — (19.4%)		(5,412,609)

Net Assets — 100.0%		$27,944,254

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of September 30, 2008, was $6,019,424.
††	The entire security represents collateral for securities loaned as of September 30, 2008.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Diamond Hill Large Cap Fund
Schedule of Investments
September 30, 2008 (Unaudited)

		Market
	Shares	Value
Common Stocks — 87.4%
Consumer Discretionary — 9.8%
Black & Decker Corp., The ◊	104,830	$6,368,423
Fortune Brands, Inc.	106,875	6,130,350
Hanesbrands, Inc.*◊	205,113	4,461,208
Kohl's Corp.*	233,140	10,743,091
McDonald’s Corp.	326,960	20,173,431
		47,876,503

Consumer Staples — 8.7%
ConAgra Foods, Inc.	479,440	9,329,902
General Mills, Inc.	181,930	12,502,230
Kimberly-Clark Corp.	160,585	10,412,331
Sysco Corp.	333,530	10,282,730
		42,527,193

Energy — 20.5%
Anadarko Petroleum Corp.	350,900	17,022,159
Apache Corp.	217,050	22,633,974
Devon Energy Corp.	251,040	22,894,849
Occidental Petroleum Corp.	295,780	20,837,701
Southwestern Energy Co.*	117,870	3,599,750
XTO Energy, Inc.	274,447	12,767,274
		99,755,707

Financial — 10.3%
Allstate Corp.	48,800	2,250,656
American Express Co.	254,920	9,031,816
Bank of America Corp.	223,740	7,830,901
Bank of New York Mellon Corp.	184,861	6,022,771
Huntington Bancshares, Inc.◊	605,861	4,840,829
Synovus Financial Corp.◊	635,715	6,579,650
U.S. Bancorp	195,010	7,024,260
Wells Fargo & Co.	183,525	6,887,693
		50,468,576

Health Care — 16.3%
Abbott Laboratories	250,720	14,436,458
Cardinal Health, Inc.	186,820	9,206,490
Johnson & Johnson	190,350	13,187,448
Medtronic, Inc.	252,042	12,627,304
Pfizer, Inc.	564,160	10,403,110
Schering-Plough Corp.	549,510	10,149,450
UnitedHealth Group, Inc.	388,690	9,868,839
		79,879,099

Industrial — 10.8%
Avery Dennison Corp.◊	133,240	5,926,515
Dover Corp.	227,070	9,207,689
Fluor Corp.	61,480	3,424,436
Illinois Tool Works, Inc.	203,670	9,053,132
Parker Hannifin Corp.	139,210	7,378,130
Southwest Airlines Co.	551,620	8,004,006
United Technologies Corp.	163,910	9,844,434
		52,838,342

Information Technology — 4.4%
Cisco Systems*	387,045	8,731,735
Microsoft Corp.	479,720	12,803,727
		21,535,462

Materials — 6.6%
Domtar Corp.*◊	974,988	4,484,945
Dow Chemical Co.	258,990	8,230,702
Freeport McMoRan Copper & Gold, Inc.	161,600	9,186,960
International Paper Co.	402,483	10,537,005
		32,439,612
Total Common Stocks		$427,320,494

Registered Investment Companies — 17.1%
J.P. Morgan 100% U.S. Treasury Securities Money Market Fund	52,789,497	$52,789,496
J.P. Morgan Prime Money Market Fund ††	22,153,620	22,153,620
J.P. Morgan U.S. Government Money Market Fund	8,845,494	8,845,494
Total Registered Investment Companies		$83,788,610

Total Investment Securities — 104.5%		$511,109,104
(Cost $516,625,838) **

Liabilities In Excess Of Other Assets — (4.5%)		(22,108,695)

Net Assets — 100.0%		$489,000,409

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of September 30, 2008 was $21,561,770.
††	The entire security represents collateral for securities loaned as of September 30, 2008.

See accompanying Notes to Schedule of Investments.

Diamond Hill Select Fund
Schedule of Investments
September 30, 2008 (Unaudited)

		Market
	Shares	Value
Common Stocks — 89.1%
Consumer Discretionary — 9.7%
Hanesbrands, Inc.*	14,131	$307,349
Kohl's Corp.*	9,685	446,285
K-Swiss, Inc.◊	10,810	188,094
McDonald’s Corp.	10,630	655,871
		1,597,599

Consumer Staples — 7.2%
ConAgra Foods, Inc.	16,383	318,813
General Mills, Inc.	7,235	497,189
Sysco Corp.	11,700	360,711
		1,176,713

Energy — 16.6%
Anadarko Petroleum Corp.	10,360	502,564
Apache Corp.	7,040	734,131
Devon Energy Corp.	8,150	743,279
Occidental Petroleum Corp.	9,000	634,050
Southwestern Energy Co.*	3,340	102,004
		2,716,028

Financial — 9.4%
American Express Co.	11,940	423,034
Huntington Bancshares, Inc.◊	27,748	221,707
Synovus Financial Corp.◊	33,270	344,344
U.S. Bancorp	6,525	235,031
Wells Fargo & Co.	8,290	311,123
		1,535,239

Health Care — 18.2%
Abbott Laboratories	7,340	422,637
Cardinal Health, Inc.	9,420	464,218
Johnson & Johnson	7,390	511,979
Medtronic, Inc.	10,936	547,894
Pfizer, Inc.	18,070	333,211
Schering-Plough Corp.	20,440	377,527
UnitedHealth Group, Inc.	12,622	320,473
		2,977,939

Industrial — 11.7%
AirTran Holdings, Inc.* ◊	76,750	186,503
Avery Dennison Corp.◊	4,340	193,043
Dover Corp.	12,230	495,926
Illinois Tool Works, Inc.	8,273	367,735
Parker Hannifin Corp.	4,540	240,620
United Technologies Corp.	7,335	440,540
		1,924,367

Information Technology — 7.3%
Cisco Systems *	13,945	314,599
Microsoft Corp.	24,620	657,108
Verigy Ltd.*	13,860	225,641
		1,197,348

Materials — 9.0%
Domtar Corp.*	71,951	330,975
Dow Chemical Co.	11,270	358,161
Freeport McMoRan Copper & Gold, Inc.◊	7,327	416,539
International Paper Co.	14,139	370,159
		1,475,834
Total Common Stocks		$14,601,067

Registered Investment Companies — 17.5%
J.P. Morgan 100% U.S. Treasury Securities Money Market Fund	1,501,581	$1,501,581
J.P. Morgan Prime Money Market Fund ††	1,106,172	1,106,172
J.P. Morgan U.S. Government Money Market Fund	264,581	264,581
Total Registered Investment Companies		$2,872,334

Total Investment Securities — 106.6%		$17,473,401
(Cost $17,816,372)**

Liabilities In Excess Of Other Assets — (6.6%)		(1,086,240)

Net Assets — 100.0%		$16,387,161

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of September 30, 2008 was $1,075,148.
††	The entire security represents collateral for securities loaned as of September 30, 2008.

See accompanying Notes to Schedule of Investments.

Diamond Hill Long-Short Fund
Schedule of Investments
September 30, 2008 (Unaudited)

		Market
	Shares	Value
Common Stocks — 78.2%
Consumer Discretionary — 10.8%
Acco Brands Corp.* † ◊	1,086,694	$8,193,673
Black & Decker Corp., The †	709,934	43,128,491
Fortune Brands, Inc.†	664,825	38,134,362
Hanesbrands, Inc.* † ◊	1,494,281	32,500,612
Kohl's Corp.* †	1,336,168	61,570,621
McDonald’s Corp.†	1,862,129	114,893,359
		298,421,118

Consumer Staples — 6.2%
ConAgra Foods, Inc.†	2,810,820	54,698,557
General Mills, Inc.†	1,023,770	70,353,475
Sysco Corp.†	1,469,417	45,302,126
		170,354,158

Energy — 19.0%
Anadarko Petroleum Corp.†	1,974,350	95,775,719
Apache Corp.†	1,239,366	129,241,086
Devon Energy Corp.†	1,492,560	136,121,471
Occidental Petroleum Corp.†	1,239,880	87,349,546
XTO Energy, Inc.† ◊	1,537,737	71,535,525
		520,023,347

Financial — 5.1%
American Express Co.	1,582,230	56,058,409
Huntington Bancshares, Inc.† ◊	3,619,558	28,920,268
U.S. Bancorp †	1,571,207	56,594,877
		141,573,554

Health Care — 15.1%
Abbott Laboratories †	1,410,870	81,237,894
Cardinal Health, Inc.†	1,092,000	53,813,760
Johnson & Johnson †	869,700	60,252,816
Medtronic, Inc.†	1,348,782	67,573,978
Pfizer, Inc.	3,094,300	57,058,892
Schering-Plough Corp.†	2,191,980	40,485,871
UnitedHealth Group, Inc.†	2,212,460	56,174,359
		416,597,570

Industrial — 11.6%
AirTran Holdings, Inc.* †	1,462,150	3,553,025
Avery Dennison Corp.◊	757,455	33,691,598
Dover Corp.†	1,500,280	60,836,354
Fluor Corp.†	350,424	19,518,617
Illinois Tool Works, Inc.†	1,232,640	54,790,848
Parker Hannifin Corp.	1,062,824	56,329,672
Trinity Industries, Inc.† ◊	860,509	22,140,897
United Technologies Corp.†	1,160,110	69,676,206
		320,537,217

Information Technology — 4.6%
Cisco Systems, Inc.*	2,462,720	55,558,963
Microsoft Corp.†	2,619,575	69,916,457
		125,475,420

Materials — 5.8%
Domtar Corp.* †	5,306,027	24,407,724
Dow Chemical Co.† ◊	1,190,550	37,835,679
Freeport McMoRan Copper & Gold, Inc.†	909,275	51,692,284
International Paper Co.†	1,772,842	46,413,004
		160,348,691
Total Common Stocks		$2,153,331,075

Registered Investment Companies — 25.3%
J.P. Morgan 100% U.S. Treasury Securities Money Market Fund	506,319,920	$506,319,920
J.P. Morgan Prime Money Market Fund††	59,010,458	59,010,458
J.P. Morgan U.S. Government Money Market Fund	133,278,365	133,278,365
Total Registered Investment Companies		$698,608,743

Total Investment Securities — 103.5%		$2,851,939,818
(Cost $3,555,384,465) **

Segregated Cash With Brokers — 21.5%		592,840,126

Securities Sold Short — (20.5%)		(566,071,414)
(Proceeds $608,520,977)

Liabilities In Excess Of Other Assets — (4.5%)		(122,371,150)

Net Assets — 100.0%		$2,756,337,380

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $1,062,257,670.
◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of September 30, 2008 was $57,701,848.
††	The entire security represents collateral for securities loaned as of September 30, 2008.

See accompanying Notes to Schedule of Investments.

Diamond Hill Long-Short Fund
Schedule of Securities Sold Short
September 30, 2008 (Unaudited)

		Market
	Shares	Value
Common Stocks — 84.6%
Consumer Discretionary — 43.4%
Aeropostale, Inc.*	430,180	$13,813,080
Amazon.com, Inc.*	127,457	9,273,771
Apollo Group, Inc.*	317,479	18,826,505
Burger King Holdings, Inc.	1,026,520	25,211,331
Career Education Corp.*	2,677,990	43,785,136
Chipotle Mexican Grill, Inc.*	162,530	9,018,790
Coca-Cola Enterprises, Inc.	866,240	14,526,845
Deckers Outdoor Corp.*	103,450	10,767,076
Life Time Fitness, Inc.*	731,876	22,885,763
MGM MIRAGE*	705,460	20,105,610
Regal Entertainment Group	1,544,276	24,368,675
Royal Caribbean Cruises Ltd.	256,171	5,315,549
Urban Outfitters, Inc.*	868,550	27,680,688
		245,578,819

Consumer Staples — 14.1%
Colgate-Palmolive Co.	405,300	30,539,355
Dean Foods Co.*	2,110,249	49,295,417
		79,834,772

Finance — 3.0%
M&T Bank Corp.	199,280	17,785,740

Health Care — 16.1%
Laboratory Corp. of America Holdings*	598,488	41,594,916
Omnicare, Inc.	1,192,205	34,299,738
Quest Diagnostics, Inc.	289,850	14,976,549
		90,871,203

Information Technology — 8.0%
Oracle Corp.*	755,290	15,339,939
Salesforce.com, Inc.*	614,149	29,724,812
		45,064,751
Total Common Stocks Sold Short		$479,135,285

Exchange Traded Funds — 15.4%
iShares Russell 2000 Index Fund	793,250	54,250,367
PowerShares QQQ	840,035	32,685,762
Total Exchange Traded Funds Sold Short		$86,936,129

Total Securities Sold Short		$566,071,414
(Proceeds $608,520,977)

*	Non-dividend expense producing security.

See accompanying Notes to Schedule of Investments

Diamond Hill Financial Long-Short Fund
Schedule of Investments
September 30, 2008 (Unaudited)

		Market
	Shares	Value

Preferred Stocks — 3.5%
Financial — 2.0%
Countrywide Capital V, 7.00%, 11/1/36 †	15,000	$119,250
National City Capital Trust IV, 8.00%, 9/15/47	33,460	213,809
		333,059

Real Estate Investment Trust — 1.5%
Mid-America Apartment Communities, Inc. - REIT †	2,926	143,784
Wachovia Preferred Funding - REIT †	11,017	102,348
		246,132

Total Preferred Stocks		$579,191

Common Stocks — 79.4%
Finance - Banks & Thrifts — 41.8%
1st Source Corp.†	8,350	196,225
Bank of New York Mellon Corp.†	18,283	595,660
Banner Corp.† ◊	17,800	213,778
City National Corp.†	7,080	384,444
Comerica, Inc.† ◊	6,845	224,448
First Horizon National Corp.◊	14,427	137,057
First State Bancorp † ◊	48,280	257,815
FirstFed Financial Corp.*◊	27,830	218,187
Greene County Bancshares, Inc.† ◊	5,565	130,833
Hanmi Financial Corp.† ◊	42,040	212,302
Huntington Bancshares, Inc.† ◊	82,185	656,658
Imperial Capital Bancorp, Inc.† ◊	11,017	95,517
iStar Financial, Inc.† ◊	39,500	102,700
PNC Financial Services Group, Inc.†	3,330	248,751
Prudential Financial, Inc.	8,000	576,000
Synovus Financial Corp.† ◊	65,435	677,252
Taylor Capital Group, Inc. †	22,900	274,571
U.S. Bancorp †	20,960	754,979
UCBH Holdings, Inc.† ◊	55,220	353,960
Wells Fargo & Co.†	18,450	692,429
		7,003,566

Finance - Broker Dealer — 4.3%
Merrill Lynch & Co., Inc.†	15,000	379,500
Morgan Stanley †	15,000	345,000
		724,500

Financial - Diversified — 10.0%
Bank of America Corp.†	23,474	821,590
Citigroup, Inc.†	42,000	861,420
		1,683,010

Financial Specialties — 5.4%
American Express Co.	17,470	618,962
Discover Financial Services †	21,000	290,220
		909,182

Insurance — 17.9%
Allstate Corp.†	14,000	645,679
Assurant, Inc.†	7,530	414,150
Assured Guaranty Ltd.	15,660	254,632
Hanover Insurance Group, Inc.†	6,700	304,984
Old Republic International Corp.	26,640	339,660
PartnerRe Ltd.†	3,000	200,430
The Hartford Financial Services Group, Inc.	9,130	374,239
United Fire & Casualty Co.†	9,227	263,800
XL Capital Ltd. - Class A	11,000	197,340
		2,994,914
Total Common Stocks		$13,315,172

Registered Investment Companies — 22.3%
J.P. Morgan 100% U.S. Treasury Securities Money Market Fund	2,160,720	$2,160,720
J.P. Morgan Prime Money Market Fund††	651,035	651,035
J.P. Morgan U.S. Government Money Market Fund	926,798	926,798
Total Registered Investment Companies		$3,738,553

Total Investment Securities — 105.2%		$17,632,916
(Cost $23,213,467) **

Segregated Cash With Brokers — 11.1%		$1,853,263

Securities Sold Short — (10.9%)		(1,826,823)
(Proceeds $1,771,306)

Liabilities In Excess Of Other Assets — (5.4%)		(911,334)

Net Assets — 100.0%		$16,748,022

*	Non-income producing security.
**	Represents cost for financial reporting purposes.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $9,690,471.
◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of September 30, 2008 was $634,835.
††	The entire security represents collateral for securities loaned as of September 30, 2008.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Diamond Hill Financial Long-Short Fund
Schedule of Securities Sold Short
September 30, 2008 (Unaudited)

		Market
	Shares	Value
Common Stocks — 100.0%
Finance - Banks & Thrifts — 67.1%
City Holding Co.	3,000	$126,750
M&T Bank Corp.	3,300	294,525
Peoples Bancorp, Inc.	9,580	208,557
Susquehanna Bancshares, Inc.	5,840	113,996
WesBanco, Inc.	8,200	218,284
Westwood Holdings Group, Inc.	5,560	263,544
		1,225,656

Finance - Broker Dealer — 12.7%
Keefe, Bruyette and Woods*	7,070	232,886

Insurance — 7.0%
Aon Corp.	2,840	127,687

Real Estate Investment Trust — 13.2%
Public Storage	2,430	240,594

Total Securities Sold Short		$1,826,823
(Proceeds $1,771,306)

*	Non-dividend expense producing security

See accompanying Notes to Schedule of Investments

Diamond Hill Strategic Income Fund
Schedule of Investments
September 30, 2008 (Unaudited)

		Market
	Shares	Value
Common Stocks — 1.3%
Finance — 1.1%
Huntington Bancshares, Inc.◊	147,000	1,174,530

Real Estate Investment Trust — 0.2%
iStar Financial, Inc.◊	94,500	245,700
Total Common Stocks		$1,420,230

Collateralized Debt Obligation — 0.6%
Alesco Preferred Funding III †	724,100	119,549
Alesco Preferred Funding IV †	337	20,004
Alesco Preferred Funding V †	80	4,988
Alesco Preferred Funding VI †	621,631	150,062
Alesco Preferred Funding VI Series E †	336,608	80,853
Fort Sheridan, Ltd.†	489,231	112,279
Taberna Preferred Funding, Ltd.†	1,008,118	205,353
Total Collateralized Debt Obligation		$693,088

Preferred Stock — 20.0%
American Electric Power, 8.75%	120,500	2,988,400
American International Group, 7.70%	136,000	708,560
Aspen Insurance, 7.401%	72,800	1,033,760
Countrywide IV, 6.75% ◊	27,320	243,148
Eagle Hospitality Properties Trust, Inc., 8.25%, Series A - REIT	21,007	42,014
Excel Energy, Inc., 7.60%	138,200	3,233,880
FPL Group Capital, 7.45%, Series E ◊	131,100	3,226,371
Huntington Preferred Capital, Inc. - REIT	27,902	448,943
Innkeepers USA Trust	93,250	559,500
iStar Financial, 7.80%, Series F	138,500	692,500
National City Capital IV, 8.00%	76,000	485,640
PNC Capital Trust, 7.75%, Series E	109,000	2,229,050
Telephone & Data Systems, 7.60%	51,000	840,990
US Cellular, 7.50%	52,293	941,274
Wachovia Preferred Funding - REIT	167,765	1,558,537
Wells Fargo Capital XIV, 8.625% ◊	109,600	2,750,960
Total Preferred Stock		$21,983,527

Registered Investment Companies — 21.1%
J.P. Morgan 100% U.S. Treasury Securities Money Market Fund	16,524,646	16,524,646
J.P. Morgan Prime Money Market Fund ††	4,031,130	4,031,130
J.P. Morgan U.S. Government Money Market Fund	2,677,589	2,677,589
Total Registered Investment Companies		$23,233,365

		Market
	Par Value	Value
Corporate Bonds — 60.3%
Consumer Discretionary — 11.7%
Fortune Brands, 4.875%, 12/1/13	3,475,000	3,268,109
Goodyear Tire, 7.857%, 8/15/11 ∆	3,000,000	2,917,500
Hansebrands, Inc., 6.51%, 12/15/14 ∆	3,505,000	2,909,150
Historic Time Warner, Inc., 8.05%, 1/15/16	1,600,000	1,559,056
Xerox Corp., 7.625%, 6/15/13	2,160,000	2,186,654
		12,840,469

Energy — 17.0%
Atlas Pipeline, 8.125%, 12/15/15	2,950,000	2,714,000
Centerpoint Energy, Inc., 5.95%, 2/1/17	2,525,000	2,129,156
Cimarex Energy, 7.125%, 5/1/17	1,650,000	1,518,000
Copano Energy, 8.125%, 3/1/16	3,500,000	3,202,500
Energy Transfer Partners, 5.95%, 2/1/15	1,700,000	1,611,348
Kaneb Pipeline, 7.75%, 2/15/12	1,700,000	1,771,817
Markwest Energy Finance Corp., 8.50%, 7/15/16	4,065,000	3,841,425
Pacific Energy Partners, 7.125%, 6/15/14	2,000,000	1,965,700
		18,753,946

Finance — 19.5%
American Express, 7.00%, 3/19/18	2,000,000	1,765,156
General Motors Acceptance Corp., 6.85%, 10/15/08 ◊	2,250,000	2,243,084
General Motors Acceptance Corp., 7.20%, 1/15/11 ◊	3,550,000	2,085,625
Goldman Sachs Group, Inc., 6.65%, 5/15/09	1,000,000	979,804
Huntington National Bank, 4.375%, 1/15/10	2,000,000	1,887,906
Montpelier, 6.125%, 8/15/13	2,900,000	2,870,546
Morgan Stanley, 3.875%, 1/15/09	1,000,000	920,018
National City Bank of Kentucky, 6.30%, 2/15/11	2,000,000	1,181,688
National City Bank, 6.20%, 12/15/11	648,000	321,961
Nuveen Investments, Inc., 10.50%, 11/15/15 ^ ◊	3,000,000	2,310,000
SLM Corp., 6.17%, 10/8/08 ∆	1,099,000	1,098,846
SLM Corp., 6.47%, 12/15/08 ∆	560,000	547,249
Wachovia Corp., 5.75%, 6/15/17	1,635,000	1,227,015
Wachovia, 5.30%, 10/15/11 ◊	1,000,000	833,876
Wilmington Trust Corp., 8.50%, 4/2/18	1,000,000	1,054,571
		21,327,345

Industrial — 12.1%
Feeport McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	4,000,000	3,929,999
Fisher Scientific International, Inc., 6.75%, 8/15/14	3,000,000	2,936,394
International Paper Co., 5.25%, 4/1/16	1,500,000	1,274,507
Martin Marietta Materials, 6.60%, 4/15/18	2,300,000	2,128,199
Trinity Industries, Inc., 6.50%, 3/15/14	3,275,000	3,086,688
		13,355,787
Utilities — 0.0%
International Telephone, 7.50%, 7/1/11	40,000	40,045

Total Corporate Bonds		$66,317,592

Total Investment Securities — 103.3%		$113,647,802
(Cost $140,594,803) **

Liabilities In Excess Of Other Assets — (3.3%)		(3,653,164)

Net Assets — 100.0%		$109,994,638

†	Restricted and illiquid securities valued at fair value and not registered under the Securities Act of 1933:

	Acquisition Date	Acquisition Cost	Value	Value as a % of Net Assets
Alesco Preferred Funding III	March-05	$724,100	$119,549	0.1%
Alesco Preferred Funding IV	May-04	337,338	20,004	0.1%
Alesco Preferred Funding V	October-04	80,180	4,988	0.0%
Alesco Preferred Funding VI	December-04	621,631	150,062	0.1%
Alesco Preferred Funding VI Series E	March-05	336,608	80,853	0.1%
Fort Sheridan, LTD	March-05	489,065	112,279	0.1%
Taberna Preferred Funding, LTD	March-05	1,010,811	205,353	0.1%
		$3,599,733	$693,088	0.6%

∆
Variable notes earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Schedule of Investments are the coupon rates in effect at September 30, 2008.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of September 30, 2008, was $3,927,687.
††	The entire security represents collateral for securities loaned as of September 30, 2008.
^
Restricted securities not registered under the Securities Act of 1933. Acquisition date and current cost: Nuveen Investments, Inc., 10.50%, 11/15/15 - 1/08, $2,915,000. At September 30, 2008, this security had a market value of $2,310,000, representing 2.10% of net assets.

**	Represents cost for financial reporting purposes.

REIT - Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Diamond Hill Funds
Notes to Schedule of Investments
September 30, 2008 (Unaudited)

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Select Fund (“Select Fund”), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill Financial Long-Short Fund (“Financial Long-Short Fund” and Diamond Hill Strategic Income Fund (“Strategic Income Fund”), are each a series of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is an Ohio business trust, which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end, management investment company. Each Fund is a diversified series of the Trust. The Long-Short Fund is closed to new investors as of June 30, 2008.

The Funds offer three classes of shares: Class A, Class C and Class I. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Security valuation — Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid price in the principal market where such securities are normally traded. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market. Securities for which market quotations are not readily available are valued at their “fair value”. In these cases, a Valuation Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt.

Effective December 1, 2007, the Funds adopted Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Under SFAS No. 157 various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing in less than 61 days of the filing are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

1

Diamond Hill Funds
Notes to Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

The following is a summary of the inputs used to value the Funds net assets as of September 30, 2008:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities: (Assets)
Small Cap Fund	$407,805,271	$-	$-
Small-Mid Cap Fund	27,173,898	-	-
Large Cap Fund	488,955,484	-	-
Select Fund	16,367,229	-	-
Long-Short Fund	2,253,626,657	-	-
Financial Long-Short Fund	15,181,498	-	-
Strategic Income Fund	42,563,978	67,052,694	-

Investments in Securities Sold Short: (Liabilities)
Long-Short Fund	$(566,071,414)	$-	$-
Financial Long-Short Fund	(1,826,823)	-	-

Short sales — The Long-Short Fund, Financial Long-Short Fund and Strategic Income Fund may sell a security they do not own in anticipation of a decline in the value of that security. When the Funds sell a security short, they must borrow the security sold short and deliver it to the broker-dealer through which they made the short sale. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Cash received from short sales is maintained by brokers and is used to meet margin requirements for short calls. It is included as “Deposits with brokers for securities sold short” on the Statement of Assets & Liabilities.

2

Diamond Hill Funds
Notes to Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

Securities Lending — Effective January 1, 2008 the Board of Trustees approved a securities lending agreement with JP Morgan Chase Bank N.A.. (the “Custodian”). Under the terms of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved borrowers. In exchange, the Funds receive cash collateral in the amount of at least 100% of the value of the securities loaned. The cash collateral is in short term instruments as noted in the Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to brokers, net securities lending income shall first be solely paid as credits and offset against costs and other charges incurred by each Fund with the Custodian. Any remaining securities lending revenue is then paid to the Funds as securities lending income.

As of September 30, 2008, the value of securities loaned and the collateral held were as follows:

	Market Value	Value of
	of Securities Loaned	Collateral Received
Small Cap Fund	$86,648,006	$88,878,180
Small-Mid Cap Fund	$6,019,424	$6,182,964
Large Cap Fund	$21,561,770	$22,153,620
Select Fund	$1,075,148	$1,106,172
Long-Short Fund	$57,701,848	$59,010,458
Financial Long-Short Fund	$634,835	$651,035
Strategic Income Fund	$3,927,687	$4,031,130

Security transactions — Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discount and premium on securities purchased are amortized using the daily effective yield method.

3

Diamond Hill Funds
Notes to Schedule of Investments (Continued)
September 30, 2008 (Unaudited)

Federal tax information — As of September 30, 2008, the Diamond Hill Funds had the following federal tax cost resulting in unrealized appreciation (depreciation) as follows:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Small Cap Fund	$533,575,945	$46,089,198	$(82,981,692)	$(36,892,494)
Small-Mid Cap Fund	$35,310,382	$1,941,597	$(3,895,116)	$(1,953,519)
Large Cap Fund	$516,784,716	$41,975,912	$(47,651,524)	$(5,675,612)
Select Fund	$17,823,341	$1,369,193	$(1,719,133)	$(349,940)
Long-Short Fund	$3,561,134,002	$226,427,360	$(300,331,855)	$(73,904,495)
Financial Long-Short Fund	$27,503,106	$1,652,177	$(5,509,933)	$(3,857,756)
Strategic Income Fund	$141,742,757	$–	$(28,094,955)	$(28,094,955)

4

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Diamond Hill Funds

By (Signature and Title)

/s/ James F. Laird, Jr.
James F. Laird, Jr. President

Date: November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James F. Laird, Jr.
James F. Laird, Jr. President

Date: November 25, 2008

By (Signature and Title)

/s/ Gary R. Young
Gary R. Young. Treasurer

Date: November 25, 2008